Note 3 - Going Concern (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Details
Accumulated deficit	$ 16,825,056		$ 16,281,020
Net loss	$ 544,036	$ 506,082